Business Optimization Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Reserve adjustments	$ 17	$ 10
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		8	$ 101
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		2	5
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure	$ 5	1	3
Research and Development Expenses
Restructuring Cost and Reserve [Line Items]
Costs associated with optimizing the cost structure		$ 22	$ 24